Operating Right-of-Use Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Right-of-Use Lease Liability

Note 9 – Operating Right-of-Use Lease Liability

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-2, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosure surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

As of March 31, 2021, the Company had three (3) leasing agreements subject to Accounting Standards Codification (ASC) 842.

Location 1 – Capitol City Solutions USA, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $113,794 and an operating lease liability in the amount of $113,794 in connection with Location 1. The lease term is sixty-one (61) months and expires in January 2025.

The following is a schedule, by year, of maturities of lease liabilities as of March 31, 2021:

2021	20,466
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	104,604
Less imputed interest (8%)	(23,167)
Present value of lease liability	$81,437

Total rental expense related to this location for the three months ended March 31, 2021 was $6,822. The operating lease right-of-use asset net balance at December 31, 2020 related to this location was $81,437.

Due to discontinued operations of VISSIA Waterway, Inc. and Vissia Mckinney LLC, the related right-of-use asset of $186,162 and $179,495, respectively, net of amortization was impaired in full, as of December 31, 2020. Legend Nutrition’s lease was up December 31, 2020, and the Company chose not to renew the lease, and closed the store. Hence, Legend Nutrition’s right-of use asset and liabilities are fully amortized as of December 31, 2020.

Location 2 – VISSIA Mckinney, LLC

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount of $287,206 and an operating lease liability in the amount of $294,774 in connection with Location 1. The lease term is eighty-four (84) months and expires in November 2025.

The following is a schedule, by year, of maturities of lease liabilities as of March 31, 2021:

2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	279,124
Less imputed interest (8%)	(83,144)
Present value of lease liability	$195,980

Total rental expense related to this location for the three months ended March 31, 2021 was $0. The operating lease right-of-use asset net balance at March 31, 2021 related to this location was $0, which was impaired in full due to discontinue operations.

Location 3 – VISSIA Waterway, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $234,485 and an operating lease liability in the amount of $234,485 in connection with Location 2. The lease term is sixty (60) months and expires in December 2024.

The following is a schedule, by year, of maturities of lease liabilities as of March 31, 2021:

2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	232,358
Less imputed interest (8%)	(49,529)
Present value of lease liability	$182,829

Total rental expense related to this location for the three months ended March 31, 2021 was $0. The operating lease right-of-use asset net balance at March 31, 2021 related to this location was $0, which was impaired in full due to discontinue operations.

Note 8 – Operating Right-of-Use Lease Liability

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-2, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosure surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

As of December 31, 2020, the Company had three (3) leasing agreements subject to Accounting Standards Codification (ASC) 842.

Location 1 – Capitol City Solutions USA, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $113,794 and an operating lease liability in the amount of $113,794 in connection with Location 1. The lease term is sixty-one (61) months and expires in January 2025.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	27,288
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	111,426
Less imputed interest (8%)	(23,773)
Present value of lease liability	$87,653

Total rental expense related to this location for the year ended December 31, 2020 was $27,288. The operating lease right-of-use asset net balance at December 31, 2020 related to this location was $87,653.

Due to discontinued operations of VISSIA Waterway, Inc. and Vissia McKinney LLC, the related right-of-use asset of $186,162 and $179,495, respectively, net of amortization was impaired in full, as of December 31, 2020. Legend Nutrition’s lease was up December 31, 2020, and the Company chose not to renew the lease, and closed the store. Hence, Legend Nutrition’s right-of use asset and liabilities are fully amortized as of December 31, 2020.

Location 2 – VISSIA McKinney, LLC

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount of $287,206 and an operating lease liability in the amount of $294,774 in connection with Location 1. The lease term is eighty-four (84) months and expires in November 2025.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	279,124
Less imputed interest (8%)	(83,144)
Present value of lease liability	$195,980

Total rental expense related to this location for the year ended December 31, 2020 was $55,863. The operating lease right-of-use asset net balance at December 31, 2020 related to this location was $0, which was impaired in full due to discontinue operations.

Location 3 – VISSIA Waterway, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $234,485 and an operating lease liability in the amount of $234,485 in connection with Location 2. The lease term is sixty (60) months and expires in December 2024.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	232,358
Less imputed interest (8%)	(49,529)
Present value of lease liability	$182,829

Total rental expense related to this location for the year ended December 31, 2020 was $57,256. The operating lease right-of-use asset net balance at December 31, 2020 related to this location was $0.